Share Capital and Other Equity Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Share Capital and Other Equity Instruments

NOTE 5 - SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS

Authorized Capital

The holders of the Company’s common stock are entitled to one vote per share. Holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Upon the liquidation, dissolution, or winding up of the Company, holders of common stock are entitled to share rateably in all assets of the Company that are legally available for distribution. As of December 31, 2020, 100,000,000 shares of common stock and 20,000,000 shares of Series B Preferred Stock were authorized under the Company’s articles of incorporation. The Company’s Series B preferred stock is convertible by the holder at any time into common stock at a rate of one to one.

Conversion of Series B Preferred Stock

During the three months ended March 31, 2021, holders of an aggregate of 3,275,407 shares of Series B Preferred Stock converted their shares into 3,275,407 shares of common stock. Following those conversions, no Series B Preferred stock shares remain outstanding.

Offerings

On January 14, 2021, the Company completed an offering of 2,221,458 shares of Common Stock and pre-funded warrants at approximately $4.50 per share and a concurrent private placement of warrants to purchase 1,666,019 shares of Common Stock at $4.9519 per share, exercisable immediately and terminating five years after the date of issuance for gross proceeds of approximately $10,000,000. The net proceeds to the Company after deducting financial advisory fees and other costs and expenses were approximately $8,806,087.

On February 11, 2021, the Company completed an offering of 3,007,026 shares of Common Stock and a concurrent private placement of warrants to purchase 1,503,513 shares of Common Stock at $4.90 per share, exercisable immediately and terminating five year from the date of issuance for gross proceeds of approximately $12,800,000. The net proceeds to Enveric from the offering after deducting financial advisory fees and other costs and expenses were approximately $11,624,401.

Stock Options

	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Grant Date Fair Value (USD)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (USD)

Outstanding – January 1, 2021	929,765	$1.53	$2.50
Expired forfeited, or cancelled	(560,404)	$1.65	$1.66
Outstanding – December 31, 2020	369,361	$1.35	$3.80	5.2	$636,156

Exercisable at December 31, 2020	369,361	$1.35	$3.80	5.2	$636,156

The Company’s stock based compensation expense related to stock options for the three months ended March 31, 2021 and 2020 was $0 and $0, respectively. As of March 31, 2021, the Company had $0 in unamortized stock option expense.

During the three months ended March 31, 2021, the Company exchanged options to purchase 560,404 shares of common stock for 325,410 restricted stock units and 42,125 restricted stock awards. In connection with this exchange, the Company recognized $298,714 in inducement expense related to the increase in fair value of the new awards over the old awards, which is included in general and administrative expenses on the Company’s statement of operations and comprehensive loss.

Restricted Stock Awards

The Company’s activity in restricted common stock was as follows for the three months ended March 31, 2021:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2021	-	$-
Granted	70,986	$4.16
Vested	(44,390)	$4.49
Non–vested at March 31, 2021	26,596	$3.61

For the three months ended March 31, 2021 and 2020, the Company recorded $32,112 and $0, in stock-based compensation expense related to restricted stock awards. As of March 31, 2021, unamortized stock-based compensation costs related to restricted share awards was $72,009, which will be recognized over a weighted average period of 0.47 years.

Issuance of Restricted Stock Units

The Company’s activity in restricted stock units was as follows for the three months ended March 31, 2021:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2021	-	$-
Granted	3,279,284	$4.41
Vested	(1,207,825)	$4.46
Non–vested at March 31, 2021	2,071,459	$4.38

For the three months ended March 31, 2021 and 2020, the Company recorded $3,559,453 and $0, respectively, in stock-based compensation expense related to restricted stock units, which is a component of general and administrative expenses in the condensed consolidated statement of operations. As of March 31, 2021, unamortized stock-based compensation costs related to restricted stock units was $9,416,205 and will be recognized over a weighted average period of 1.93 years.

Warrants

The following table summarizes information about shares issuable under warrants outstanding at March 31, 2021:

	Warrant shares outstanding	Weighted average exercise price (USD)	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2021	3,661,178	$1.98
Issued	3,535,519	$4.93
Exercised	(851,099)	$4.17
Outstanding at March 31, 2021	6,345,598	$3.33	4.9	$6,049,152

Exercisable at March 31, 2021	6,345,598	$3.33	4.9	$6,049,152

NOTE 7 - SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS

Authorized Capital

The holders of the Company’s common stock are entitled to one vote per share. Holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Upon the liquidation, dissolution, or winding up of the Company, holders of common stock are entitled to share rateably in all assets of the Company that are legally available for distribution. As of December 31, 2020, 100,000,000 shares of common stock were authorized under the Company’s articles of incorporation.

On December 30, 2020, the Company amended its articles of incorporation to designate and authorize 20,000,000 shares of Series B preferred stock. The Company’s Series B preferred stock is convertible by the holder at any time into common stock at a rate of one to one.

Conversion of Series B Preferred Stock

On December 30, 2020, a holder of the Company’s Series B Preferred Stock converted 250,000 shares of Series B Preferred Stock into 250,000 shares of common stock.

Issuance of Common Stock for Accounts Payable

During the year ended December 31, 2020, the Company issued 433,047 shares of common stock to various vendors in connection with the payment of accounts payable of $756,523. The shares were valued at the book value of the accounts payable, as that value was more readily determinable.

Shares Issued in Exchange for Services

During the year ended December 31, 2019, the Company issued 38,116 shares to consultants in exchange for services. The Company valued these shares at $88,465.

September Private Placement

On September 25, 2020, the Company issued 36,871 shares of its common stock for gross proceeds of $250,000 and net proceeds of $227,500.

December Private Placement

On December 8, 2020, the Company issued 221,225 shares of its Series B preferred stock for gross proceeds of $300,000 and net proceeds of $260,500.

Conversion of Related Party Advance

On July 21, 2020, the Company issued 239,326 shares of common stock in exchange for the February 2019 Note (face value of $66,000), the March 2019 Note (face value of $150,000) and related party advances in the amount of $22,000. Given that the holder of these notes and advances is a related party, this was treated as a capital transaction and no gain or loss was recognized.

Stock Options

	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Grant Date Fair Value (USD)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (USD)

Outstanding – January 1, 2019	689,832	$1.94	$1.94
Granted	448,713	$1.99	$1.49
Expired, forfeited, or cancelled	(341,172)	$1.99	$0.36
Outstanding – December 31, 2019	797,373	$1.99	$0.72
Granted	378,800	$0.94	$5.22
Expired forfeited, or cancelled	(246,408)	$1.94	$0.88
Outstanding – December 31, 2020	929,765	$1.53	$2.50	6.1	$2,537,245

Exercisable at December 31, 2020	929,765	$1.53	$2.50	6.1	$2,537,245

The Company’s stock based compensation expense related to stock options for the years ended December 31, 2020 and 2019 was $1,977,155 and $535,587, respectively. As of December 31, 2020, the Company had $0 in unamortized stock option expense.

The Company utilized the Black-Scholes option-pricing model to determine the fair value of these stock options, using the assumptions as outlined below.

Stock Price	$5.92
Dividend Yield	0%
Expected Volatility	84.7%
Weighted Average Risk-Free Interest Rate	0.37%
Expected life (in years)	1.5 – 4.2

Stock price – Based on closing price of the Company’s common stock on the date of grant.

Weighted average risk-free interest rate —Based on the daily yield curve rates for U.S. Treasury obligations with maturities, which correspond to the expected term of the Company’s stock options.

Dividend yield —The Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future.

Expected volatility —Based on the historical volatility of comparable companies in a similar industry.

Expected term —The Company has had no stock options exercised since inception. The expected option term represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment, which averages an award’s weighted-average vesting period and expected term for “plain vanilla” share options.

Warrants

On February 24, 2020, the Company issued warrants to purchase 130,920 shares of common stock to the lender of the February 2020 Note. The warrants are exercisable at $0.38 USD ($0.50 CAD) per share, are fully vested at the date of issuance, and expire on February 24, 2025. The warrants were accounted for as a component of equity, as the instrument contains no features which would preclude such classification. As discussed in Note 4, the warrants were recorded as a discount in the amount of $50,000 on the note payable and amortized over the term of the note.

The following table summarizes information about shares issuable under warrants outstanding at December 31, 2020:

	Warrant shares outstanding	Weighted average exercise price (USD)	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2019	219,510	$2.95	0.08
Issued	84,381	$3.21
Outstanding at December 31, 2019	303,891	$3.02	1.06	$-
Issued	3,222,331	$1.96
Forfeited	(274,816)	$(3.00)
Outstanding at December 31, 2020	3,251,406	$1.95	4.97	$-

Exercisable at December 31, 2020	3,251,406	$1.95	4.97	$8,040,545